UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	12/31/16

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus International Equity Fund

Dreyfus Small Cap Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
December 31, 2016 (Unaudited)

Common Stocks - 99.4%	Shares	Value ($)
Australia - 9.4%
Australia & New Zealand Banking Group	330,259	7,250,059
BHP Billiton	379,038	6,854,748
Commonwealth Bank of Australia	182,699	10,865,350
Evolution Mining	2,192,764	3,354,713
Macquarie Group	133,626	8,401,106
Qantas Airways	969,509	2,329,827
Vicinity Centres	1,801,352	3,886,847
Woodside Petroleum	302,595	6,804,353
Woolworths	240,342	4,179,982
		53,926,985
Belgium - 1.6%
Anheuser-Busch InBev	73,106	7,737,856
bpost	61,832	1,464,473
		9,202,329
Brazil - 1.1%
Aperam	135,378	6,194,030
Denmark - 1.0%
Danske Bank	186,555	5,658,065
Finland - .9%
UPM-Kymmene	208,069	5,112,034
France - 8.8%
Atos	53,990	5,697,486
Carrefour	291,742	7,029,595
Cie de St-Gobain	99,239	4,623,068
Cie Generale des Etablissements Michelin	50,615	5,631,703
Dassault Aviation	2,866	3,202,747
Engie	22,537	287,531
Orange	803,925	12,215,686
Pernod Ricard	3,036	329,013
Sanofi	7,067	572,067
Thales	31,500	3,054,901
Total	12,580	645,169
Vinci	100,973	6,876,938
		50,165,904

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Germany - 7.9%
Allianz	67,109		11,090,879
Continental	45,953		8,886,046
Covestro	48,809	[a]	3,348,882
Deutsche Post	139,021		4,570,960
Evonik Industries	194,360		5,806,372
Infineon Technologies	271,260		4,714,313
Siemens	56,255		6,916,550
			45,334,002
Hong Kong - 1.6%
AIA Group	1,629,800		9,195,145
Ireland - .5%
CRH	83,796		2,906,900
Israel - 1.3%
Teva Pharmaceutical Industries, ADR	201,785		7,314,706
Italy - 2.6%
Enel	2,616,245		11,533,752
Prysmian	128,025		3,288,290
			14,822,042
Japan - 25.3%
Aisin Seiki	235,600		10,220,252
Astellas Pharma	418,300		5,810,567
Chubu Electric Power	432,200		6,038,782
Daiwa House Industry	195,900		5,356,975
Denso	8,800		381,214
East Japan Railway	6,100		527,144
Fujitsu	116,000		644,637
Japan Airlines	176,600		5,160,120
JTEKT	218,400		3,494,400
Kandenko	306,000		2,762,182
KDDI	273,800		6,933,143
Mitsubishi Chemical Holdings	856,800		5,556,829
Mitsubishi Electric	408,000		5,688,436
Mitsubishi UFJ Financial Group	99,100		610,668
Murata Manufacturing	70,400		9,426,824
Nintendo	31,500		6,613,989
Nippon Shokubai	6,300		393,497
Nippon Telegraph & Telephone	10,500		441,292
Panasonic	1,039,300		10,577,517
Park24	104,100		2,823,504
Seiko Epson	195,900		4,148,471

Common Stocks - 99.4% (continued)	Shares		Value ($)
Japan - 25.3% (continued)
Seven & i Holdings	252,900		9,635,625
Shionogi & Co.	107,200		5,135,511
Showa Shell Sekiyu	335,500		3,120,329
Sony	344,700		9,658,973
Sumitomo Mitsui Financial Group	331,400		12,646,366
Suzuki Motor	199,100		7,008,320
Tosoh	562,000		3,976,676
			144,792,243
Netherlands - 3.6%
ABN AMRO Group	341,122	[a]	7,558,705
Heineken	89,059		6,680,503
Koninklijke Philips	43,184		1,318,276
Randstad Holding	7,302		396,084
RELX	271,923		4,576,990
			20,530,558
Norway - 1.0%
Telenor	384,044		5,737,078
Portugal - 1.3%
Galp Energia	513,142		7,664,882
Singapore - .7%
Ascendas Real Estate Investment Trust	2,511,300		3,936,506
Spain - 4.3%
ACS Actividades de Construccion y Servicios	96,598		3,052,561
Banco Santander	3,279,659		17,120,180
Gamesa Corp Tecnologica	220,716		4,477,144
			24,649,885
Sweden - 3.3%
Electrolux, Ser. B	160,860		3,995,633
Svenska Cellulosa, Cl. B	192,533		5,437,484
Swedbank, Cl. A	215,066		5,200,430
Volvo, Cl. B	358,137		4,182,576
			18,816,123
Switzerland - 6.0%
Adecco Group	90,374		5,915,179
Julius Baer Group	207,263	[b]	9,206,035
Novartis	168,928		12,292,610
Roche Holding	3,479		794,673
Swiss Life Holding	22,330	[b]	6,319,853
			34,528,350

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares	Value ($)
United Kingdom - 17.2%
Aggreko	212,577	2,404,990
AstraZeneca	146,346	8,003,381
BP	153,269	962,583
Carnival	108,531	5,517,369
GlaxoSmithKline	55,383	1,066,134
Imperial Brands	179,353	7,830,199
Prudential	546,293	10,957,234
Royal Dutch Shell, Cl. A	41,990	1,160,467
Royal Dutch Shell, Cl. B	511,096	14,827,340
Shire	188,134	10,860,216
Smiths Group	187,963	3,280,121
Standard Chartered	76,788 [b]	627,992
Unilever	346,427	14,056,973
Wolseley	100,044	6,117,896
WPP	471,687	10,556,599
		98,229,494
Total Investments (cost $573,726,119)	99.4%	568,717,261
Cash and Receivables (Net)	.6%	3,539,754
Net Assets	100.0%	572,257,015
ADR—American Depository Receipt

[a] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $10,907,587 or 1.91% of net assets.
[b] Non-income producing security.

Portfolio Summary (Unaudited)†	Value (%)
Financials	22.4
Industrials	15.3
Consumer Discretionary	13.3
Consumer Staples	11.0
Health Care	9.3
Materials	7.6
Energy	6.1
Information Technology	5.5
Telecommunication Services	4.4
Utilities	3.1
Real Estate	1.4
99.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	568,717,261	-	-	568,717,261
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(86)	-	(86)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the
Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the
Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures.
Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-
counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
Forward contracts are valued at the forward rate and are generally categorized within
Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency
Exchange	Foreign Currency	Cost		Unrealized
Contracts	Amounts	($)	Value ($)	(Depreciation)($)
Purchases:
JP Morgan Chase Bank
Euro,
Expiring
1/3/2017	248,406	261,572	261,486	(86)
Gross Unrealized Depreciation				(86)

At December 31, 2016, accumulated net unrealized depreciation on investments was $5,008,858, consisting of $27,127,251 gross unrealized appreciation and $32,136,109 gross unrealized depreciation.

NOTES

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
December 31, 2016 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Banks - 12.1%
Cullen/Frost Bankers	8,877	[a]	783,218
First Republic Bank	7,901		727,998
Hancock Holding	18,800		810,280
SVB Financial Group	6,146	[b]	1,055,022
Synovus Financial	20,622		847,152
Umpqua Holdings	37,715	[a]	708,288
Webster Financial	21,727	[a]	1,179,342
			6,111,300
Capital Goods - 8.5%
AGCO	15,021	[a]	869,115
EnerSys	6,415		501,011
Granite Construction	12,450		684,750
Snap-on	5,510		943,698
Timken	13,896		551,671
Trinity Industries	9,930		275,657
Valmont Industries	3,375		475,537
			4,301,439
Commercial & Professional Services - 4.1%
Clean Harbors	13,867	[b]	771,699
Korn/Ferry International	13,598		400,189
Robert Half International	18,063		881,113
			2,053,001
Consumer Durables & Apparel - 1.3%
Deckers Outdoor	5,107	[a,b]	282,877
Kate Spade & Company	19,234	[b]	359,099
			641,976
Consumer Services - 5.2%
Cheesecake Factory	15,849		949,038
Grand Canyon Education	11,045	[b]	645,580
Service Corporation International	35,913		1,019,929
			2,614,547
Diversified Financials - 2.1%
E*TRADE Financial	30,641	[b]	1,061,711
Energy - 8.7%
Dril-Quip	9,414	[b]	565,311

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Energy - 8.7% (continued)
Energen	10,325	[b]	595,443
Oceaneering International	13,681		385,941
Oil States International	13,371	[b]	521,469
PDC Energy	8,464	[b]	614,317
RPC	56,385	[a,b]	1,116,987
RSP Permian	12,929	[b]	576,892
			4,376,360
Food & Staples Retailing - 4.3%
Casey's General Stores	6,372		757,503
Hain Celestial Group	10,682	[b]	416,918
United Natural Foods	20,820	[b]	993,530
			2,167,951
Food, Beverage & Tobacco - 1.3%
Boston Beer, Cl. A	3,880	[a,b]	659,018
Health Care Equipment & Services - 6.9%
Air Methods	16,468	[a,b]	524,506
Allscripts Healthcare Solutions	23,519	[b]	240,129
AMN Healthcare Services	16,800	[b]	645,960
Globus Medical, Cl. A	29,056	[a,b]	720,879
MEDNAX	9,165	[b]	610,939
Premier, Cl. A	8,439		256,208
WellCare Health Plans	3,400	[b]	466,072
			3,464,693
Insurance - 1.7%
Hanover Insurance Group	9,385		854,129
Materials - 4.0%
Compass Minerals International	8,870	[a]	694,964
Louisiana-Pacific	21,651	[b]	409,853
Royal Gold	6,291		398,535
Steel Dynamics	14,833		527,758
			2,031,110
Media - 1.0%
E.W. Scripps, Cl. A	25,457	[b]	492,084
Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
Cambrex	16,476	[b]	888,880
Real Estate - 10.3%
CoreCivic	19,872		486,069
CyrusOne	16,956	[c]	758,442
Empire State Realty Trust, Cl. A	30,241	[c]	610,566
Equity Commonwealth	28,578	[b,c]	864,199

Common Stocks - 98.9% (continued)	Shares		Value ($)
Real Estate - 10.3% (continued)
Jones Lang LaSalle	3,948		398,906
Outfront Media	15,302	[c]	380,561
Parkway	17,276	[c]	384,391
Pebblebrook Hotel Trust	27,156	[a,c]	807,891
STORE Capital	20,558	[c]	507,988
			5,199,013
Retailing - 2.7%
Dick's Sporting Goods	8,326		442,111
Dillard's, Cl. A	5,308	[a]	332,759
Urban Outfitters	10,392	[b]	295,964
Williams-Sonoma	5,542		268,177
			1,339,011
Semiconductors & Semiconductor Equipment - 2.1%
Cirrus Logic	7,277	[b]	411,442
First Solar	6,415	[a,b]	205,857
Teradyne	17,501		444,525
			1,061,824
Software & Services - 7.4%
Acxiom	17,358	[b]	465,194
Amdocs	14,544		847,188
CoreLogic	17,830	[b]	656,679
DST Systems	4,770		511,105
Teradata	7,640	[b]	207,579
Verint Systems	9,532	[b]	336,003
WebMD Health	14,396	[a,b]	713,610
			3,737,358
Technology Hardware & Equipment - 6.0%
Dolby Laboratories, Cl. A	9,446		426,865
Electronics For Imaging	9,305	[b]	408,117
Flex	28,029	[b]	402,777
FLIR Systems	14,127		511,256
IPG Photonics	8,844	[b]	872,991
NetScout Systems	13,400	[b]	422,100
			3,044,106
Transportation - 3.0%
Kirby	12,209	[b]	811,898
Ryder System	9,058		674,278
			1,486,176
Utilities - 4.4%
Atmos Energy	8,778		650,889

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares	Value ($)
Utilities - 4.4% (continued)
Hawaiian Electric Industries	16,410	542,679
NiSource	28,899	639,824
Portland General Electric	9,417	408,039
		2,241,431
Total Common Stocks (cost $39,877,529)		49,827,118
Other Investment - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $471,656)	471,656 [d]	471,656
Investment of Cash Collateral for Securities Loaned - 3.8%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $1,918,759)	1,918,759 [d]	1,918,759
Total Investments (cost $42,267,944)	103.7%	52,217,533
Liabilities, Less Cash and Receivables	(3.7%)	(1,848,302)
Net Assets	100.0%	50,369,231

[a] Security, or portion thereof, on loan. At December 31, 2016, the value of the fund’s securities on loan was $7,784,961 and the value of the collateral held by the fund was $7,943,263, consisting of cash collateral of $1,918,759 and U.S. Government &
Agency securities valued at $6,024,504.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	12.1
Real Estate	10.3
Energy	8.7
Capital Goods	8.5
Software & Services	7.4
Health Care Equipment & Services	6.9
Technology Hardware & Equipment	6.0
Consumer Services	5.2
Money Market Investments	4.8
Utilities	4.4
Commercial & Professional Services	4.1
Materials	4.0
Food & Staples Retailing	3.5
Transportation	3.0
Retailing	2.7
Diversified Financials	2.1
Food, Beverage & Tobacco	2.1
Semiconductors & Semiconductor Equipment	2.1
Pharmaceuticals, Biotechnology & Life Sciences	1.8
Insurance	1.7
Consumer Durables & Apparel	1.3
Media	1.0
103.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	49,424,341	-	-	49,424,341
Equity Securities - Foreign Common
Stocks†	402,777	-	-	402,777
Registered Investment Companies	2,390,415	-	-	2,390,415

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the
Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the
Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures.
Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or
U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting
Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of
Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2016, accumulated net unrealized appreciation on investments was
$9,949,589, consisting of $11,186,319 gross unrealized appreciation and $1,236,731 gross unrealized depreciation.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of
Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)